Intangible Assets Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 41,563	$ 5,943	¥ 0	¥ 412
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income Net	Other Operating Income Net	Other Operating Income Net	Other Operating Income Net
Amortization expense of intangible assets	¥ 135,785	$ 19,417	¥ 29,413	¥ 7,420